REVENUE BY PRODUCT LINES AND GEOGRAPHIC AREAS	12 Months Ended
Oct. 31, 2021
REVENUE BY PRODUCT LINES AND GEOGRAPHIC AREAS
NOTE 8 - REVENUE BY PRODUCT LINES AND GEOGRAPHIC AREAS

NOTE 8 - REVENUE BY PRODUCT LINES AND GEOGRAPHIC AREAS

The Company revenue by product line during the years ended October 31, 2021 and 2020 was as follows:

	2021		2020
Category	Percent	Amount	Percent	Amount
Software sales	71%	$1,298,692	68%	$1,025,111
Support sales	28%	506,246	31%	459,994
Other sales	1%	25,521	1%	21,824
Total	100%	$1,830,459	100%	$1,506,929

The Company sells its products on a worldwide basis. During the years ended October 31, 2021 and 2020 the Company’s revenue resulted in the following amounts geographically:

	2021		2020
Area	Percent	Amount	Percent	Amount
North America	33%	$605,371	37%	$563,277
Europe	39%	713,564	35%	529,321
Asia Pacific	14%	261,751	13%	197,955
South America	4%	64,778	5%	64,189
Other	10%	184,995	10%	152,187
Total	100%	$1,803,459	100%	$1,506,929